Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Concentrations
Schedule of the Plan's investments that represented 10 percent or more of the Plan's net assets available for benefits

	DECEMBER 31,
	2025	2024
Common Stock
* Bank First Corporation	$22,368,772	$21,920,086
*	Represents party-in-interest